SUBSEQUENT EVENTS:	12 Months Ended
Dec. 31, 2011
SUBSEQUENT EVENTS:
SUBSEQUENT EVENTS:

20. SUBSEQUENT EVENTS:

On February22, 2012, the Company issued a new tranche of term loan A under its existing senior secured credit facility in the amount of $350.0 million and expects to use the proceeds and cash on hand to redeem all of its outstanding 2014 Notes, consisting of €250.1 million ($324.2 million) in aggregate principal amount of 7.625% euro-denominated notes and $200.0 million in aggregate principal amount of 7.5% dollar-denominated notes, and to pay accrued and unpaid interest and applicable redemption premiums.

As a result of this refinancing, the senior secured credit facility has changed as follows:

a) Structure

The senior secured credit agreement will also consist of a term loan A in an aggregate principal amount of $350.0 million maturing in February2017.

b) Interest and Fees

The new term loan bears interest at Libor plus 2.25% (with a 0.25% reduction for achieving a designated credit rating).

c) Amortization and Prepayments

The new term loan is payable in Februaryand Augustof each year at an amount equal to 7.50% in year 1 and 10% in each of years 2 to 4, with the remainder due at the final maturity date.

All other material terms and conditions of the senior secured credit facility otherwise remain the same.

In the first quarter of 2012, we expect to incur a loss of $9.6 million related to the redemption of these 2014 Notes.